Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS
As discussed in Note 2, goodwill arises from the purchase price for acquired businesses exceeding the fair value of tangible and intangible assets acquired less assumed liabilities and non-controlling interests. Management assesses the goodwill of each of its reporting units for impairment at least annually at the beginning of the fourth quarter and as “triggering” events occur that indicate that it is more likely than not that an impairment exists. The Company elected to bypass the optional qualitative goodwill assessment allowed by applicable accounting standards and performed a quantitative impairment test for all reporting units as this was determined to be the most effective method to assess for impairment across a large spectrum of reporting units.
The Company estimates the fair value of its reporting units primarily using a market approach, based on current trading multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”) for companies operating in businesses similar to each of the Company's reporting units, in addition to recent available market sale transactions of comparable businesses. In certain circumstances the Company also estimates fair value utilizing a discounted cash flow analysis (i.e., an income approach) in order to validate the results of the market approach. If the estimated fair value of the reporting unit is less than its carrying value, the Company must perform additional analysis to determine if the reporting unit's goodwill has been impaired.
As of December 31, 2014, the Company had 22 reporting units for goodwill impairment testing. The carrying value of the goodwill included in each individual reporting unit ranges from $7 million to approximately $4.3 billion. No goodwill impairment charges were recorded for the years ended December 31, 2014, 2013 and 2012 and no "triggering" events have occurred subsequent to the performance of the 2014 annual impairment test. The factors used by management in its impairment analysis are inherently subject to uncertainty. If actual results are not consistent with management’s estimates and assumptions, goodwill and other intangible assets may be overstated and a charge would need to be taken against net earnings.
The following is a rollforward of the Company's goodwill by segment ($ in millions):

	Test & Measurement	Environmental	Life Sciences & Diagnostics	Dental	Industrial Technologies	Total
Balance, January 1, 2013	$1,969.2	$1,554.9	$6,138.9	$2,168.0	$2,378.1	$14,209.1
Attributable to 2013 acquisitions	—	214.1	256.4	—	47.0	517.5
Foreign currency translation and other	(23.3)	82.4	(90.5)	28.6	(6.6)	(9.4)
Balance, December 31, 2013	1,945.9	1,851.4	6,304.8	2,196.6	2,418.5	14,717.2
Attributable to 2014 acquisitions	55.4	163.2	365.9	1,059.1	—	1,643.6
Attributable to 2014 divestitures (see Note 3)	—	—	—	—	(37.3)	(37.3)
Foreign currency translation and other	(53.9)	(77.3)	(325.5)	(112.8)	(80.8)	(650.3)
Balance, December 31, 2014	$1,947.4	$1,937.3	$6,345.2	$3,142.9	$2,300.4	$15,673.2

Finite-lived intangible assets are amortized over their legal or estimated useful life. The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of December 31 ($ in millions):

	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite-lived intangibles:
Patents and technology	$1,560.7	$(651.0)	$1,266.9	$(564.4)
Customer relationships and other intangibles	4,024.7	(1,183.7)	3,409.6	(995.5)
Total finite-lived intangibles	5,585.4	(1,834.7)	4,676.5	(1,559.9)
Indefinite-lived intangibles:
Trademarks and trade names	3,308.8	—	2,781.1	—
Total intangibles	$8,894.2	$(1,834.7)	$7,457.6	$(1,559.9)

During 2014, the Company acquired finite-lived intangible assets, consisting primarily of customer relationships, with a weighted average life of 14 years. Refer to Note 2 for additional information on the intangible assets acquired.
Total intangible amortization expense in 2014, 2013 and 2012 was $352 million, $339 million and $311 million, respectively. Based on the intangible assets recorded as of December 31, 2014, amortization expense is estimated to be $410 million during 2015, $369 million during 2016, $332 million during 2017, $299 million during 2018 and $269 million during 2019.